Consolidated Statements of Comprehensive Earnings (Losses) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Earnings (Losses)
Net earnings	$ 1,195	$ 875	$ 73
Other comprehensive earnings (losses):
Foreign currency translation	(141)	12	129
Retirement obligations, net of tax	(46)	(35)	(648)
Deferred cash flow hedges, net of tax	(56)	7	142
Total other comprehensive earnings (losses)	(243)	(16)	(377)
Comprehensive earnings (losses)	952	859	(304)
Less: Comprehensive earnings attributable to noncontrolling interest	39	41	21
Comprehensive earnings (losses) attributable to TRW	$ 913	$ 818	$ (325)